Long-term debt - Schedule of Future Minimum Repayments Under Term Loan Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 3,290.8	$ 3,691.8
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
2024	103.9
2025	103.9
2026	103.9
2027	103.9
2028	444.0
Thereafter	316.0
Long-term debt	$ 1,175.6